CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 350,104	$ 315,075	$ 289,817
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, Depletion and Amortization	293,096	274,796	253,987
Deferred income taxes	193,556	192,886	189,952
Stock-based compensation	14,760	15,980	14,721
Debt financing costs	5,667	5,922	9,409
Other	1,019	359	541
Changes in assets and liabilities:
(Increase) decreased in accounts receivable	(4,847)	48,240	(41,408)
Decrease in gas stored underground	20,577	33,234	(31,996)
(Increase) decrease in other current assets	(18,739)	(11,951)	(24,411)
(Increase) decrease in deferred charges and other assets	(24,860)	51,614	28,875
Increase (decrease) in account payable and accrued liabilities	(5,195)	(59,112)	60,465
Increase (decrease) in other current liabilities	(44,482)	896	2,413
Increase (decrease) in deferred credits and other liabilities	14,334	(56,025)	(19,552)
Net cash provided by operating activities	794,990	811,914	732,813
CASH FLOWS USED IN INVESTING ACTIVITIES
Capital expenditures	(1,086,950)	(963,621)	(824,441)
Payments to Acquire Available-for-sale Securities	(32,551)	(29,527)	(32,734)
Proceeds from Sale of Available-for-sale Securities	27,019	24,889	24,872
Proceeds from Maturities, Prepayments and Calls of Available-for-sale Securities	6,290	6,235	5,215
Other, net	6,460	5,422	2,109
Net cash used in investing activities	(1,079,732)	(956,602)	(824,979)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in short-term debt	371,884	261,232	(171,289)
Proceeds from issuance of long-term debt	0	499,060	0
Net proceeds from equity offering	98,574	0	390,205
Issuance of common stock through stock purchase and employee retirement plans	34,278	30,952	4,274
Settlement of interest rate agreement	0	13,364	0
Interest rate agreements cash collateral	(25,670)	0	0
Repayment of long-term debt	0	(500,000)	0
Cash dividends paid	(175,126)	(160,018)	(146,248)
Repurchase of equity awards	0	(7,985)	(8,717)
Other	(317)	(5,522)	0
Net cash provided by (used in) financing activities	303,623	131,083	68,225
Net increase (decrease) in cash and cash equivalents	18,881	(13,605)	(23,941)
Cash and cash equivalents at beginning of period	28,653	42,258	66,199
Cash and cash equivalents at end of period	47,534	28,653	42,258
CASH PAID (RECEIVED) DURING THE PERIOD FOR:
Interest	154,748	151,334	156,606
Income taxes	$ 7,794	$ 1,802	$ (610)